Stockholders' Equity (Details) - Schedule of Options Outstanding and Exercisable - USD ($)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Stockholders' Equity (Details) - Schedule of Options Outstanding and Exercisable [Line Items]
Exercise Price (in Dollars per share)	$ 4.96
Number of Options Outstanding	912,736
Number of Options Exercisable	2,399,371
Weighted Average Remaining Contractual Years	8 years 4 months 2 days
Intrinsic Value (in Dollars)	$ 1,951,117
Exercise Price Range at Four Point Zero Four [Member]
Stockholders' Equity (Details) - Schedule of Options Outstanding and Exercisable [Line Items]
Exercise Price (in Dollars per share)	$ 4.04	$ 496,486
Number of Options Outstanding	496,486
Number of Options Exercisable	496,489
Weighted Average Remaining Contractual Years	7 years 5 months 4 days
Intrinsic Value (in Dollars)	$ 1,509,317
Exercise Price Range at Five Point Zero Zero [Member]
Stockholders' Equity (Details) - Schedule of Options Outstanding and Exercisable [Line Items]
Exercise Price (in Dollars per share)	$ 5	166,250
Number of Options Outstanding	166,250
Number of Options Exercisable	53,357
Weighted Average Remaining Contractual Years	9 years 1 month 2 days
Intrinsic Value (in Dollars)	$ 110,983
Exercise Price Range at Five Point Four Eight [Member]
Stockholders' Equity (Details) - Schedule of Options Outstanding and Exercisable [Line Items]
Exercise Price (in Dollars per share)	$ 5.48	50,000
Number of Options Outstanding	50,000
Number of Options Exercisable	40,000
Weighted Average Remaining Contractual Years	8 years 7 months 17 days
Intrinsic Value (in Dollars)	$ 64,000
Exercise Price Range at Seven Point Zero Zero [Member]
Stockholders' Equity (Details) - Schedule of Options Outstanding and Exercisable [Line Items]
Exercise Price (in Dollars per share)	$ 7	$ 200,000
Number of Options Outstanding	200,000
Number of Options Exercisable	10,000
Weighted Average Remaining Contractual Years	9 years 10 months 2 days
Intrinsic Value (in Dollars)	$ 800